Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2020

VIPCON-QTLY-0520
1.799865.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 13.0%
Entertainment - 4.0%
Activision Blizzard, Inc.	723,928	$43,059,237
Electronic Arts, Inc. (a)	443,000	44,375,310
Netflix, Inc. (a)	1,125,854	422,758,177
Spotify Technology SA (a)	44,797	5,440,148
Take-Two Interactive Software, Inc. (a)	313,195	37,148,059
The Walt Disney Co.	592,958	57,279,743
		610,060,674
Interactive Media & Services - 8.7%
Alphabet, Inc. Class C (a)	607,067	705,903,578
Facebook, Inc. Class A (a)	3,666,213	611,524,328
Twitter, Inc. (a)	30,800	756,448
		1,318,184,354
Media - 0.0%
Charter Communications, Inc. Class A (a)	5,052	2,204,238
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	434,301	36,437,854

TOTAL COMMUNICATION SERVICES		1,966,887,120

CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.1%
Tesla, Inc. (a)	12,800	6,707,200
Toyota Motor Corp.	14,700	885,894
		7,593,094
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	41,785	27,344,104
Domino's Pizza, Inc.	2,600	842,582
Evolution Gaming Group AB (b)	182,800	6,197,809
McDonald's Corp.	173,790	28,736,177
Starbucks Corp.	31,378	2,062,790
		65,183,462
Household Durables - 0.5%
D.R. Horton, Inc.	167,100	5,681,400
Garmin Ltd.	69,946	5,243,152
Lennar Corp. Class A	665,000	25,403,000
NVR, Inc. (a)	11,400	29,287,854
PulteGroup, Inc.	408,000	9,106,560
Tempur Sealy International, Inc. (a)	36,000	1,573,560
		76,295,526
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd.	1,362,900	33,024,461
Alibaba Group Holding Ltd. sponsored ADR (a)	51,057	9,929,565
Amazon.com, Inc. (a)	452,602	882,447,171
Boohoo.Com PLC (a)	619,900	1,458,171
Chewy, Inc.	51,890	1,945,356
Delivery Hero AG (a)(b)	24,700	1,816,047
eBay, Inc.	1,225,000	36,823,500
Expedia, Inc.	237,100	13,341,617
Meituan Dianping Class B (a)	275,200	3,280,727
		984,066,615
Multiline Retail - 0.4%
Dollar General Corp.	430,000	64,934,300
Specialty Retail - 2.0%
AutoZone, Inc. (a)	19,000	16,074,000
Burlington Stores, Inc. (a)	20,145	3,192,177
Lowe's Companies, Inc.	522,400	44,952,520
The Home Depot, Inc.	834,932	155,890,154
TJX Companies, Inc.	1,789,254	85,544,234
		305,653,085
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	157,649	35,002,395
Allbirds, Inc. (a)(c)(d)	130,840	1,088,589
Deckers Outdoor Corp. (a)	43,059	5,769,906
lululemon athletica, Inc. (a)	6,459	1,224,303
NIKE, Inc. Class B	1,098,030	90,851,002
Ralph Lauren Corp.	12,400	828,692
		134,764,887

TOTAL CONSUMER DISCRETIONARY		1,638,490,969

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Keurig Dr. Pepper, Inc. (e)	599,480	14,549,380
PepsiCo, Inc.	938,242	112,682,864
The Coca-Cola Co.	706,357	31,256,297
		158,488,541
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	84,700	1,995,172
Costco Wholesale Corp.	665,641	189,794,218
Grocery Outlet Holding Corp. (e)	89,045	3,057,805
Kroger Co.	20,489	617,129
Walmart, Inc.	825,665	93,812,057
		289,276,381
Food Products - 0.3%
Freshpet, Inc. (a)	14,600	932,502
Mondelez International, Inc.	76,153	3,813,742
The Hershey Co.	280,000	37,100,000
		41,846,244
Household Products - 0.9%
Procter & Gamble Co.	1,120,157	123,217,270
Reynolds Consumer Products, Inc.	477,746	13,935,851
		137,153,121
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	763,685	121,685,568
L'Oreal SA	15,400	3,985,688
Shiseido Co. Ltd.	1,800	106,837
		125,778,093

TOTAL CONSUMER STAPLES		752,542,380

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Centennial Resource Development, Inc. Class A (a)	485,868	127,783
ConocoPhillips Co.	359,370	11,068,596
Continental Resources, Inc. (e)	37,272	284,758
EOG Resources, Inc.	42,101	1,512,268
Hess Corp.	102,646	3,418,112
Magnolia Oil & Gas Corp. Class A (a)	685,752	2,743,008
Phillips 66 Co.	225,000	12,071,250
Reliance Industries Ltd.	3,562,581	52,663,480
Valero Energy Corp.	117,000	5,307,120
		89,196,375
FINANCIALS - 9.2%
Banks - 2.2%
Bank of America Corp.	4,773,477	101,340,917
HDFC Bank Ltd. sponsored ADR	249,906	9,611,385
JPMorgan Chase & Co.	2,460,939	221,558,338
Kotak Mahindra Bank Ltd.	45,700	786,131
The Toronto-Dominion Bank	19,500	829,024
		334,125,795
Capital Markets - 2.3%
Brookfield Asset Management, Inc. (Canada) Class A	111,600	4,946,783
CME Group, Inc.	602,439	104,167,727
Moody's Corp.	273,300	57,802,950
MSCI, Inc.	323,700	93,536,352
S&P Global, Inc.	357,600	87,629,880
Tradeweb Markets, Inc. Class A	9,772	410,815
		348,494,507
Consumer Finance - 0.9%
American Express Co.	1,610,771	137,898,105
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	2,326,488	425,351,801
Insurance - 1.0%
Allstate Corp.	615,589	56,467,979
Assurant, Inc.	62,000	6,453,580
Chubb Ltd.	60,449	6,751,549
Intact Financial Corp.	1,600	138,285
Marsh & McLennan Companies, Inc.	8,509	735,688
Primerica, Inc.	150,900	13,351,632
Progressive Corp. (e)	778,500	57,484,440
		141,383,153

TOTAL FINANCIALS		1,387,253,361

HEALTH CARE - 16.8%
Biotechnology - 3.7%
AbbVie, Inc.	1,575,007	119,999,783
Acceleron Pharma, Inc. (a)	34,237	3,076,879
Alector, Inc. (a)	33,500	808,355
Argenx SE ADR (a)	8,200	1,080,186
BeiGene Ltd. ADR (a)	19,000	2,339,090
Biogen, Inc. (a)	123,000	38,914,740
bluebird bio, Inc. (a)	24,790	1,139,348
CSL Ltd.	7,600	1,386,908
Galapagos Genomics NV sponsored ADR (a)	24,460	4,792,203
Genmab A/S (a)	4,600	923,996
Gilead Sciences, Inc.	315,000	23,549,400
Global Blood Therapeutics, Inc. (a)	79,639	4,068,757
Idorsia Ltd. (a)	220,300	5,693,889
Innovent Biolgics, Inc. (a)(b)	1,516,500	6,327,834
Mirati Therapeutics, Inc. (a)	40,500	3,113,235
Morphosys AG (a)	26,100	2,513,047
Regeneron Pharmaceuticals, Inc. (a)	294,525	143,813,612
Seattle Genetics, Inc. (a)	85,352	9,847,914
Turning Point Therapeutics, Inc.	29,347	1,310,637
Vertex Pharmaceuticals, Inc. (a)	802,685	190,998,896
Zai Lab Ltd. ADR (a)	30,000	1,544,400
		567,243,109
Health Care Equipment & Supplies - 5.6%
Abbott Laboratories	818,371	64,577,656
Baxter International, Inc.	1,273,368	103,384,748
Boston Scientific Corp. (a)	896,537	29,254,002
Danaher Corp.	1,315,163	182,031,711
DexCom, Inc. (a)	317,242	85,423,753
Edwards Lifesciences Corp. (a)	882,508	166,458,659
Intuitive Surgical, Inc. (a)	229,820	113,809,162
Masimo Corp. (a)	45,192	8,004,407
Quidel Corp. (a)	29,000	2,836,490
ResMed, Inc.	383,290	56,454,784
Sonova Holding AG Class B	30,900	5,509,916
Stryker Corp.	127,357	21,203,667
Tandem Diabetes Care, Inc. (a)	13,200	849,420
		839,798,375
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	19,400	930,036
Centene Corp. (a)	695,000	41,289,950
Cigna Corp.	360,147	63,810,845
Hapvida Participacoes e Investimentos SA (b)	464,300	3,788,672
Humana, Inc.	8,100	2,543,562
Patterson Companies, Inc.	41,600	636,064
UnitedHealth Group, Inc.	1,929,140	481,088,933
		594,088,062
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	900	54,252
Teladoc Health, Inc. (a)	9,500	1,472,595
Veeva Systems, Inc. Class A (a)	42,568	6,656,358
		8,183,205
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	35,371	2,204,321
Bio-Rad Laboratories, Inc. Class A (a)	24,974	8,754,885
IQVIA Holdings, Inc. (a)	27,294	2,943,931
Mettler-Toledo International, Inc. (a)	16,208	11,191,786
Thermo Fisher Scientific, Inc.	393,099	111,482,876
		136,577,799
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	1,394,117	62,261,265
Bristol-Myers Squibb Co.	1,174,947	65,491,546
Bristol-Myers Squibb Co. rights (a)	621,200	2,360,560
Eli Lilly & Co.	731,534	101,478,396
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,050,000	6,850,018
Merck & Co., Inc.	492,815	37,917,186
Novartis AG sponsored ADR	25,231	2,080,296
Perrigo Co. PLC	2,600	125,034
Roche Holding AG (participation certificate)	128,700	41,408,198
Zoetis, Inc. Class A	592,796	69,766,161
		389,738,660

TOTAL HEALTH CARE		2,535,629,210

INDUSTRIALS - 3.5%
Aerospace & Defense - 1.5%
Harris Corp.	410,505	73,940,161
Huntington Ingalls Industries, Inc.	184,000	33,526,640
Lockheed Martin Corp.	22,200	7,524,690
Northrop Grumman Corp.	309,351	93,594,145
TransDigm Group, Inc.	77,107	24,688,890
		233,274,526
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	319,441	21,146,994
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	153,100	6,621,575
Toto Ltd.	595,300	19,903,311
Trane Technologies PLC	73,477	6,068,465
		32,593,351
Commercial Services & Supplies - 0.2%
Cintas Corp.	80,205	13,893,110
Clean TeQ Holdings Ltd. (a)	51,800	3,983
Copart, Inc. (a)	170,000	11,648,400
		25,545,493
Electrical Equipment - 0.2%
AMETEK, Inc.	155,000	11,163,100
Vestas Wind Systems A/S	269,952	21,964,829
		33,127,929
Industrial Conglomerates - 0.4%
General Electric Co.	2,828,721	22,460,045
Roper Technologies, Inc.	123,700	38,570,897
		61,030,942
Machinery - 0.2%
Fortive Corp.	435,906	24,057,652
Professional Services - 0.6%
Clarivate Analytics PLC (a)	991,345	20,570,409
CoStar Group, Inc. (a)	19,016	11,166,385
Experian PLC	299,447	8,322,032
FTI Consulting, Inc. (a)	341,970	40,957,747
Verisk Analytics, Inc.	81,000	11,289,780
		92,306,353
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	16,400	3,619,001
Union Pacific Corp.	37,472	5,285,051
		8,904,052

TOTAL INDUSTRIALS		531,987,292

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	96,428	12,817,210
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	1,257,498	91,646,454
CDW Corp.	221,969	20,703,049
Keysight Technologies, Inc. (a)	525,811	43,999,864
Zebra Technologies Corp. Class A (a)	108,330	19,889,388
		176,238,755
IT Services - 8.7%
Accenture PLC Class A	547,197	89,335,382
Adyen BV (a)(b)	29,506	24,851,301
Booz Allen Hamilton Holding Corp. Class A	400,200	27,469,728
CACI International, Inc. Class A (a)	85,000	17,947,750
Edenred SA	20,100	834,140
Endava PLC ADR (a)	21,012	738,782
EPAM Systems, Inc. (a)	86,096	15,984,583
Fidelity National Information Services, Inc.	427,787	52,036,011
Fiserv, Inc. (a)	501,872	47,672,821
Global Payments, Inc.	470,678	67,885,888
MasterCard, Inc. Class A	1,274,940	307,974,506
MongoDB, Inc. Class A (a)(e)	412,398	56,308,823
Okta, Inc. (a)	1,515,451	185,279,039
PayPal Holdings, Inc. (a)	1,044,944	100,042,939
Square, Inc. (a)	15,300	801,414
StoneCo Ltd. Class A (a)	145,500	3,167,535
Twilio, Inc. Class A (a)	44,000	3,937,560
VeriSign, Inc. (a)	48,100	8,662,329
Visa, Inc. Class A	1,923,517	309,917,059
		1,320,847,590
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	1,412,139	64,224,082
Analog Devices, Inc.	53,839	4,826,666
Applied Materials, Inc.	57,447	2,632,222
ASML Holding NV	26,099	6,828,542
Cirrus Logic, Inc. (a)	87,500	5,742,625
Enphase Energy, Inc. (a)	281,520	9,090,281
KLA-Tencor Corp.	271,000	38,953,540
Lam Research Corp.	368,251	88,380,240
Mellanox Technologies Ltd. (a)	133,000	16,135,560
Micron Technology, Inc. (a)	168,000	7,066,080
NVIDIA Corp.	456,260	120,270,136
NXP Semiconductors NV	486,858	40,375,134
Qualcomm, Inc.	1,219,510	82,499,852
Skyworks Solutions, Inc.	105,100	9,393,838
SolarEdge Technologies, Inc. (a)	110,253	9,027,516
Synaptics, Inc. (a)	182,256	10,547,155
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	35,700	1,706,103
Texas Instruments, Inc.	89,000	8,893,770
		526,593,342
Software - 17.7%
Adobe, Inc. (a)	1,049,553	334,009,747
Alteryx, Inc. Class A (a)	19,500	1,855,815
ANSYS, Inc. (a)	54,800	12,739,356
Atlassian Corp. PLC (a)	844,342	115,894,383
Cadence Design Systems, Inc. (a)	177,000	11,689,080
Ceridian HCM Holding, Inc. (a)	60,400	3,024,228
Coupa Software, Inc. (a)(e)	534,210	74,645,163
Crowdstrike Holdings, Inc. (e)	17,300	963,264
Datadog, Inc. Class A (a)(e)	205,406	7,390,508
DocuSign, Inc. (a)	100,529	9,288,880
Dropbox, Inc. Class A (a)	449,731	8,140,131
Dynatrace, Inc.	56,157	1,338,783
Everbridge, Inc. (a)	24,900	2,648,364
Fortinet, Inc. (a)	433,700	43,877,429
Intuit, Inc.	270,832	62,291,360
Microsoft Corp.	8,108,470	1,278,786,806
Netcompany Group A/S (a)(b)	856	39,315
Pagerduty, Inc. (e)	49,569	856,552
Rapid7, Inc. (a)	7,505	325,192
RingCentral, Inc. (a)	394,462	83,590,442
Salesforce.com, Inc. (a)	3,727,738	536,719,717
ServiceNow, Inc. (a)	142,200	40,751,676
Slack Technologies, Inc. Class A (a)(e)	662,200	17,773,448
Snowflake Computing, Inc. Class B (c)(d)	13,478	522,542
Synopsys, Inc. (a)	38,658	4,978,764
Workday, Inc. Class A (a)	141,901	18,478,348
Xero Ltd. (a)	20,000	835,429
Zoom Video Communications, Inc. Class A	30,162	4,407,271
		2,677,861,993
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	2,049,800	521,243,642
Samsung Electronics Co. Ltd.	128,800	5,044,662
		526,288,304

TOTAL INFORMATION TECHNOLOGY		5,240,647,194

MATERIALS - 1.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	57,783	11,534,065
FMC Corp.	10,000	816,900
Sherwin-Williams Co.	155,379	71,399,758
		83,750,723
Metals & Mining - 1.2%
Barrick Gold Corp.	106,699	1,954,726
Barrick Gold Corp. (Canada)	2,364,509	43,449,302
Franco-Nevada Corp.	742,600	74,196,679
Kirkland Lake Gold Ltd.	1,508,464	44,429,640
Lundin Gold, Inc. (a)(e)	360,100	2,003,541
Newcrest Mining Ltd.	597,863	8,210,287
Newmont Corp.	226,000	10,233,280
Northern Star Resources Ltd.	123,700	801,205
		185,278,660

TOTAL MATERIALS		269,029,383

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	716,438	156,004,375
Equity Commonwealth	33,300	1,055,943
Equity Lifestyle Properties, Inc.	165,600	9,518,688
Equity Residential (SBI)	169,756	10,475,643
Prologis, Inc.	33,600	2,700,432
Public Storage	27,400	5,441,914
SBA Communications Corp. Class A	161,100	43,492,167
		228,689,162
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	473,297	113,884,724
TOTAL COMMON STOCKS
(Cost $11,028,945,702)		14,754,237,170

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	51,640	429,645
Series B (a)(c)(d)	9,070	75,462
Series C (a)(c)(d)	86,705	721,386
Series Seed (a)(c)(d)	27,745	230,838
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,921,008)		1,457,331

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.29% (f)	283,023,827	283,108,734
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	73,175,065	73,189,700
TOTAL MONEY MARKET FUNDS
(Cost $356,275,519)		356,298,434
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,387,142,229)		15,111,992,935
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,903,268
NET ASSETS - 100%		$15,116,896,203

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,870,996 or 0.3% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,068,462 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Allbirds, Inc. Series Seed	10/9/18	$304,284
Snowflake Computing, Inc. Class B	3/19/20	$522,765

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$857,706
Fidelity Securities Lending Cash Central Fund	32,831
Total	$890,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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